Related Party Transactions - Summary of Transactions Between Related Parties Explanatory (Detail) - Entities with joint control or significant influence over entity [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Due From Due To Related Party Transactions	R$ (732,420)	R$ (451,481)
Income Expense From Related Party Transactions	(49,779)	(40,585)
Securities [Member]
Disclosure of transactions between related parties [line items]
Due From Due To Related Party Transactions	123,813	69,647
Income Expense From Related Party Transactions	10,381	147,258
Securities Purchased Under Agreements To Resell [Member]
Disclosure of transactions between related parties [line items]
Due From Due To Related Party Transactions	196,009
Income Expense From Related Party Transactions	1,550
Accounts Receivable [Member]
Disclosure of transactions between related parties [line items]
Due From Due To Related Party Transactions	594
Income Expense From Related Party Transactions	1,025
Securities Sold Under Repurchase Agreements [Member]
Disclosure of transactions between related parties [line items]
Due From Due To Related Party Transactions	(1,000,168)	(426,207)
Income Expense From Related Party Transactions	(58,078)	(3,586)
Borrowings [Member]
Disclosure of transactions between related parties [line items]
Due From Due To Related Party Transactions	(52,668)	(94,921)
Income Expense From Related Party Transactions	R$ (4,657)	R$ (184,257)